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                                      1999
                               SEMIANNUAL REPORT

                                October 31, 1999
                                   (Unaudited)



                                    NATIONAL
                                 INVESTORS CASH
                                   MANAGEMENT
                                   FUND, INC.
                                   ----------





                  Three money market portfolios to choose from:

                   Money Market o U.S. Government o Municipal


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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                    BOARD OF DIRECTORS AND EXECUTIVE OFFICERS



DIRECTORS                                                    EXECUTIVE OFFICERS
RICHARD W. DALRYMPLE            JAMES F. RITTINGER           GEORGE A. RIO*
President of                    Partner                      President, Treasurer
Teamwork Mgmt., Inc.            Satterlee Stephens           and Chief Financial Officer
                                Burke & Burke LLP

CAROLYN B. LEWIS                THEODORE ROSEN               CHRISTOPHER J. KELLEY*
President of                    Chairman                     Vice President and Secretary
The CBL Group                   U.S. Energy Systems, Inc.
                                Managing Director of
ANTHONY J. PACE                 Burnham Securities, Inc.
President/CEO of
A. J. Pace & Co. Inc.

*Affiliated person of the Distributor

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


Dear Shareholder:
--------------------------------------------------------------------------------

I am pleased to provide you with the National Investors Cash Management Fund, Inc. (the "Fund") semiannual report for the six months ended October 31, 1999.

During the period, each of the Money Market, U.S. Government and Municipal Portfolios attempted to provide maximum current income from high quality money market securities while maintaining a conservative investment portfolio to ensure safety of principal. By October 31, 1999, assets in the three Portfolios totaled $1.7 billion.

PORTFOLIO RESULTS*
For the six months ended October 31, 1999, the three money market Portfolios had the following annualized returns.**

o The Money Market Portfolio had an annualized return of 4.53% and an annualized yield of 4.50%.

o The U.S. Government Portfolio had an annualized return of 4.51% and an annualized yield of 4.48%.

o The Municipal Portfolio had an annualized return of 2.63%, a taxable equivalent return of 4.11%(1), an annualized yield of 2.62% and an annualized taxable equivalent yield of 4.09%(1).

Money market rates have increased approximately 1/2 of 1% over the past six months. The Federal Reserve Bank (the "Fed") has cautiously monitored the financial markets and the economy for signs of inflationary growth and has increased the targeted Federal Funds Rate twice for the fiscal year ended October 31, 1999 and subsequently during November 1999, 1/4 of 1% each time. These moves can be considered anticipatory by the Fed to head off a potentially heated up economy six months to one year in the future. The bond market and interest rates in general appear to be signaling that we are at the upper range for interest rates, and expectations are for interest rates to trend lower over the next six months.

The Fed has stated that the financial markets have prepared for Y2K and does not anticipate any significant computer related disruptions. The Fed has announced that it stands ready to provide all the liquidity necessary for the financial markets to service any extraordinary withdrawal demands.

We have structured each Portfolio to provide adequate liquidity for increased redemptions. Since all the Portfolios are invested in high quality short-term securities, we do not anticipate any market disruption at year-end and recommend that our shareholders remain calm through all the media hype of Y2K issues. We will maintain a market neutral position through year-end and reassess our position at the beginning of next year.

We look forward to continuing to meet your expanding investment needs in the years to come.

Sincerely,

/s/ Frank J. Petrilli
---------------------

Frank J. Petrilli
Chairman
National Investors Service Corp.

December 8, 1999

*An investment in a money market portfolio is not insured nor guaranteed by the Federal Deposit Insurance Corporation or any government agency. Although the Portfolios seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Portfolios.

**Past performance is not a guarantee of future results. These returns are based on a constant investment throughout the period, include reinvestment of dividends and reflect a net return to the shareholder after all expenses, inclusive of fee waivers. For the six months ended October 31, 1999, the Investment Manager and its affiliates waived a portion of their fees for the Money Market, U. S. Government and Municipal Portfolios. Without these fee waivers in effect, the annualized returns and annualized yields would have been 4.33% and 4.30% for the Money Market Portfolio, 4.31% and 4.28% for the U.S. Government Portfolio and 2.29% and 2.28% for the Municipal Portfolio. The annualized taxable equivalent return and annualized yield for the Municipal Portfolio would have been 3.58% and 3.56%, respectively. The yield more closely reflects the current earnings of a Portfolio than the total return. Yield will fluctuate.

(1) Taxable equivalent return and yield at 36% marginal federal income tax rate.

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4

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                    ----------------------------------------

                                TABLE OF CONTENTS

                    ----------------------------------------


Statements of Assets and Liabilities...........................................6

Statements of Operations.......................................................7

Statements of Changes in Net Assets............................................8

Financial Highlights...........................................................9

Notes to Financial Statements.................................................10

Money Market Portfolio
   Schedule of Investments....................................................13

U.S. Government Portfolio
   Schedule of Investments....................................................16

Municipal Portfolio
   Schedule of Investments....................................................18

Notes to Schedules of Investments.............................................21


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                                                                               5


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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                STATEMENTS OF ASSETS AND LIABILITIES
                                                          October 31, 1999
                                                             (Unaudited)


                                                              MONEY                 U.S.
                                                             MARKET              GOVERNMENT             MUNICIPAL
                                                            PORTFOLIO             PORTFOLIO             PORTFOLIO

ASSETS
  Investments in securities, at value (including
    repurchase agreements of $27,944,000,
    $21,075,000, and $0, respectively) (Note 2)       $      884,029,550     $      754,697,061     $      43,493,429
  Cash                                                            85,126                    688                24,712
  Interest receivable                                          6,275,492              5,324,929               317,532
                                                      ------------------     ------------------     -----------------
           Total Assets                                      890,390,168            760,022,678            43,835,673


LIABILITIES
  Dividends payable to shareholders                              357,181                294,894                 9,992
  Payable to Investment Manager and its
    affiliates (Note 3)                                          660,062                564,000                 3,463
  Accrued expenses and other liabilities                          96,260                101,975                11,015
                                                      ------------------     ------------------     -----------------
           Total Liabilities                                   1,113,503                960,869                24,470
                                                      ------------------     ------------------     -----------------


NET ASSETS                                            $      889,276,665     $      759,061,809     $      43,811,203
                                                      ==================     ===================    ==================


  Net assets consist of:
  Paid-in capital                                     $      889,278,340     $      759,063,582     $      43,811,612
  Accumulated net realized losses from security
    transactions                                                  (1,675)                (1,773)                 (409)
                                                      ------------------     ------------------     -----------------
  Net assets, at value                                $      889,276,665     $      759,061,809     $      43,811,203
                                                      ==================     ==================     =================

Shares  outstanding  ($.0001  par value  common
   stock, 60  billion, 20   billion, and 20 billion
   shares authorized, respectively)                          889,278,340            759,063,582            43,811,612
                                                      ==================     ==================     =================

Net asset value, redemption price and offering
   price per share (Note 2)                           $             1.00     $             1.00     $            1.00
                                                      ==================     ==================     =================


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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6

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
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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                      STATEMENTS OF OPERATIONS
                                        For the Six Months Ended October 31, 1999 (Unaudited)


                                                                 MONEY                 U.S.
                                                                MARKET              GOVERNMENT             MUNICIPAL
                                                               PORTFOLIO             PORTFOLIO             PORTFOLIO

INVESTMENT INCOME
  Interest income                                     $       21,249,841     $       18,161,253     $         767,312
                                                      ------------------     ------------------     -----------------

EXPENSES
  Investment management fees (Note 3)                          1,417,172              1,214,577                79,979
  Shareholder servicing fees (Note 3)                          1,012,266                867,555                57,128
  Transfer agent fees (Note 3)                                   809,813                694,044                45,703
  Administration fees (Note 3)                                   404,906                347,022                22,851
  Registration fees                                               96,278                 61,256                23,102
  Custody fees (Note 2)                                           58,636                 47,880                 4,714
  Professional fees                                               21,622                 17,151                 4,974
  Shareholder reports and mailing                                 15,555                 14,933                   293
  Directors' fees                                                  7,500                  7,500                 7,500
  Other expenses                                                   7,579                 36,629                 1,239
                                                      ------------------     ------------------     -----------------
  TOTAL EXPENSES                                               3,851,327              3,308,547               247,483

Fees waived/expenses reimbursed by the
  Investment Manager and its affiliates (Note 3)                (809,667)              (698,455)              (78,383)
                                                      ------------------     ------------------     -----------------
  NET EXPENSES                                                 3,041,660              2,610,092               169,100
                                                      ------------------     ------------------     -----------------

  NET INVESTMENT INCOME                                       18,208,181             15,551,161               598,212
                                                      ------------------     ------------------     -----------------

NET REALIZED LOSSES FROM SECURITY
  TRANSACTIONS                                                    (3,806)                (1,773)                 (409)
                                                      ------------------     ------------------     -----------------

NET INCREASE IN NET ASSETS FROM
  OPERATIONS                                          $       18,204,375     $       15,549,388     $         597,803
                                                      ==================     ==================     =================



                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.

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

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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                 STATEMENTS OF CHANGES IN NET ASSETS


                                                   MONEY                             U.S.
                                                  MARKET                          GOVERNMENT                       MUNICIPAL
                                                 PORTFOLIO                         PORTFOLIO                       PORTFOLIO

                                        SIX MONTHS         PERIOD         SIX MONTHS        PERIOD        SIX MONTHS       PERIOD
                                           ENDED            ENDED            ENDED           ENDED           ENDED          ENDED
                                        OCTOBER 31,       APRIL 30,       OCTOBER 31,      APRIL 30,      OCTOBER 31,     APRIL 30,
                                           1999             1999*            1999            1999*           1999           1999*
                                        (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)

OPERATIONS:
   Net investment income              $   18,208,181  $     5,183,187  $   15,551,161  $     4,583,848  $     598,212 $     163,200
   Net realized gains (losses)
       from security transactions             (3,806)           2,131          (1,773)        --                 (409)       --
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

Net increase in net assets
   from operations                        18,204,375        5,185,318      15,549,388        4,583,848        597,803       163,200
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

DISTRIBUTIONS TO
SHAREHOLDERS:
   From net investment income            (18,208,181)      (5,183,187)    (15,551,161)      (4,583,848)      (598,212)     (163,200)
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

CAPITAL SHARE
TRANSACTIONS
($1.00 PER SHARE):
   Proceeds from shares sold           2,402,142,863    1,459,671,640   1,525,489,523    1,260,234,991     84,465,775    69,144,309
   Shares issued in reinvestment
      of dividends                        17,935,444        5,098,742      15,328,679        4,511,436        591,488       159,932
   Payments for shares redeemed       (2,251,759,321)    (743,861,028) (1,421,766,658)    (624,759,389)   (81,910,661)  (28,664,231)
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------

Net increase in net assets from
   capital share transactions            168,318,986      720,909,354     119,051,544      639,987,038      3,146,602    40,640,010
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------


TOTAL INCREASE IN NET ASSETS             168,315,180      720,911,485     119,049,771      639,987,038      3,146,193    40,640,010


NET ASSETS:
   Beginning of period                   720,961,485           50,000     640,012,038           25,000     40,665,010        25,000
                                     ---------------  --------------- ---------------  ---------------  ------------- -------------
   End of period                      $  889,276,665  $   720,961,485  $  759,061,809  $   640,012,038  $  43,811,203 $  40,665,010
                                     ===============  =============== ===============  ===============  ============= =============



* The Fund commenced operations on May 20, 1998.

                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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

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                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                                                        FINANCIAL HIGHLIGHTS


Contained below is per share operating performance data for a share of common stock outstanding,  total investment return, ratios to average net assets and other  supplemental data for the periods  indicated.  This information has been derived from each Portfolio's financial statements.

                                                   MONEY                             U.S.
                                                  MARKET                          GOVERNMENT                       MUNICIPAL
                                                 PORTFOLIO                         PORTFOLIO                       PORTFOLIO

                                        SIX MONTHS         PERIOD         SIX MONTHS        PERIOD        SIX MONTHS       PERIOD
                                           ENDED            ENDED            ENDED           ENDED           ENDED          ENDED
                                        OCTOBER 31,       APRIL 30,       OCTOBER 31,      APRIL 30,      OCTOBER 31,     APRIL 30,
                                           1999             1999*            1999            1999*           1999           1999*
                                        (UNAUDITED)                       (UNAUDITED)                     (UNAUDITED)

PER SHARE OPERATING PERFORMANCE
   Net asset value, beginning of period  $      1.000    $      1.000   $       1.000  $       1.000  $     1.000  $     1.000
   Net investment income                        0.015           0.049           0.015          0.014        0.009        0.010
                                         ------------  --------------- --------------  -------------  ------------ ------------
   Distributions from net
      investment income                        (0.015)         (0.049)         (0.015)        (0.014)      (0.009)      (0.010)
                                         ------------  --------------- --------------  -------------  ------------ ------------
   Net asset value, end of period        $      1.000    $      1.000   $       1.000  $       1.000  $     1.000  $     1.000
                                         ============  =============== ==============  =============  ============ ============


RATIOS
   Ratio of expenses to average
      net assets                             0.75%(A)         0.75%(A)        0.75%(A)       0.75%(A)      0.74%(A)     0.74%(A)
   Ratio of net investment income to
      average net assets                     4.50%(A)         4.26%(A)        4.48%(A)       4.10%(A)      2.62%(A)     2.31%(A)
   Decrease reflected in above net
      expense ratio due to waivers/
      reimbursements by the
      Investment Manager and
      its affiliates (Note 3)                0.20%(A)         0.38%(A)        0.20%(A)       0.37%(A)      0.34%(A)     0.86%(A)


SUPPLEMENTAL DATA
   Total investment return (B)               4.53%(A)         5.23%(A)        4.51%(A)       1.47%(A)      2.63%(A)     1.07%(A)
   Net assets, end of period             $889,276,665    $ 720,961,485  $ 759,061,809  $ 640,012,038  $ 43,811,203  $40,665,010
                                         ===========     =============  =============  =============  ============  ===========

   Average net assets                    $803,308,369    $ 128,275,220  $ 688,469,562  $ 117,827,697  $ 45,334,503  $ 7,448,507
                                         ===========     ============   ============   ============   ===========   ===========


*    The Fund commenced operations on May 20, 1998.
(A)  Annualized.
(B)  Total investment  return is calculated  assuming a purchase of shares on the first day and a sale on the last day of the period reported and includes reinvestment of dividends.


                                       PLEASE SEE ACCOMPANYING NOTES TO FINANCIAL STATEMENTS.


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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
              FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)

NOTE 1 -- ORGANIZATION

National Investors Cash Management Fund, Inc. (the "Fund") was organized as a Maryland corporation on August 19, 1996. The Fund is registered as an open-end, diversified management investment company with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended (the "Act"). Shares of the Fund are registered under the Securities Act of 1933, as amended. These financial statements relate to the three money market portfolios of the Fund (each a "Portfolio" and collectively the "Portfolios"), each of which is a diversified investment portfolio. The investment objective of each of the Money Market Portfolio (formerly Jack White Money Market Portfolio), the U.S. Government Portfolio (formerly Jack White U.S. Government Portfolio) and the Municipal Portfolio (formerly Jack White Municipal Portfolio) is to seek maximum current income to the extent consistent with liquidity and preservation of capital. The Money Market Portfolio has the flexibility to invest broadly in U.S. dollar-denominated securities of domestic and foreign issuers. The U.S. Government Portfolio offers an added measure of safety by investing exclusively in obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities. The Municipal Portfolio offers investors federally tax-exempt income by investing primarily in municipal securities.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the Fund's significant accounting policies:

Computation of Net Asset Value -- It is each Portfolio's policy to maintain a continuous net asset value of $1.00 per share. Each Portfolio has adopted certain investment, portfolio valuation and dividend and distribution policies to enable it to do so. There is no assurance, however, that each Portfolio will be able to maintain a stable net asset value of $1.00 per share.

Securities Valuation -- Each Portfolio's securities are valued using the amortized cost method, which approximates market value. The amortized cost method involves initially valuing a security at its original cost and thereafter assuming a constant amortization to maturity of any discount or premium. At October 31, 1999, the cost of investments of each Portfolio for Federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Repurchase Agreements -- The Fund may enter into repurchase agreements with financial institutions deemed to be creditworthy by the Fund's Investment Manager, subject to the seller's agreement to repurchase and the Fund's agreement to resell such securities at a mutually agreed upon price. Securities purchased subject to repurchase agreements are deposited with the Fund's custodian and, pursuant to the terms of the repurchase agreement, must have an aggregate market value greater than or equal to the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the Fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the Fund maintains the right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Investment Income -- Interest income is accrued as earned. Discounts and premiums on securities purchased are amortized in accordance with income tax regulations which approximate generally accepted accounting principles. Under the terms of the custody agreement each Portfolio receives net earnings credits based on available cash balances left on deposit. Income earned under this arrangement is included in interest income.

Distributions to Shareholders -- Dividends arising from net investment income are declared daily and paid monthly. With respect to each Portfolio, net realized short-term capital gains, if any, may be distributed during the year and net realized long-term capital gains, if any, are distributed at least once each year. Income distributions and capital gain distributions are determined in accordance with income tax regulations.

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10

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
              FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
                                   (CONTINUED)

Securities Transactions -- Securities transactions are accounted for on the trade date. Realized gain and loss from securities transactions are recorded on a specific identification basis.

Expenses -- Expenses directly attributable to each Portfolio are charged to that Portfolio's operations. Expenses which are applicable to all Portfolios are allocated on a pro rata basis.

Use of Estimates -- The Fund's financial statements are prepared in accordance with generally accepted accounting principles, which may require the use of management estimates and assumptions. Actual results could differ from these estimates.

Federal Income Taxes -- It is each Portfolio's policy to comply with the special provisions of the Internal Revenue Code available to regulated investment companies. As provided therein, in any fiscal year in which a Portfolio so qualifies, and distributes at least 90% of its taxable net income, the Portfolio (not the shareholders) will be relieved of federal income tax on the income distributed. Accordingly, no provision for income taxes has been made.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also each Portfolio's intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from prior years.


NOTE 3 --  INVESTMENT MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES OF
           THE INVESTMENT MANAGER

Under the terms of an Investment Management Agreement with TD Waterhouse Asset Management, Inc. (the "Investment Manager"), a majority-owned subsidiary of The Toronto-Dominion Bank, for the investment management services furnished to each Portfolio, such Portfolio pays the Investment Manager an annual investment management fee, on a graduated basis, equal to .35 of 1% of the first $1 billion of average daily net assets of each such Portfolio, .34 of 1% of the next $1 billion, and .33 of 1% of average daily net assets of each such Portfolio over $2 billion. The Investment Manager agreed to waive a portion of its fee payable by the Municipal Portfolio through January 31, 2000, so that the actual fee payable annually by such Portfolio during such period will be equal to .25 of 1% of its average daily net assets. For the six months ended October 31, 1999, the Investment Manager voluntarily waived $28,892 of its investment management fee for the Municipal Portfolio.

TD Waterhouse Investor Services, Inc. ("TD Waterhouse"), an affiliate of the Investment Manager, has been retained under an Administration Agreement to perform certain administrative services for the Fund. For the administrative services rendered to the Fund, each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .10 of 1% of each Portfolio's average daily net assets. For the six months ended October 31, 1999, TD Waterhouse voluntarily waived administration fees of $3,802 for the Municipal Portfolio.

TD Waterhouse has been retained under a Shareholder Services Agreement to perform certain shareholder services necessary for the operation of the Fund. The shareholder service plan adopted by the Fund provides that each Portfolio pays TD Waterhouse a monthly fee at an annual rate of .25 of 1% of average daily net assets. TD Waterhouse has agreed to limit the annual fee payable through January 31, 2000 under the Shareholder Servicing Plan so as not to exceed .20 of 1% of average daily net assets in the case of the Money Market Portfolio, .17 of 1% of average daily net assets in the case of the U.S. Government Portfolio, and
 .11 of 1% of average daily net assets in the case of the Municipal Portfolio. For the six months ended October 31, 1999, TD Waterhouse voluntarily waived $698,455, $38,085 and $809,667 of its shareholder services fees for the Money Market Portfolio, the U.S. Government Portfolio and the Municipal Portfolio, respectively.

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                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                          NOTES TO FINANCIAL STATEMENTS
              FOR THE SIX MONTHS ENDED OCTOBER 31, 1999 (UNAUDITED)
                                   (CONTINUED)

The Fund has entered into a Transfer Agency and Dividend Disbursing Agency Agreement with National Investor Services Corp. (the "Transfer Agent"), an affiliate of the Investment Manager, to perform transfer and dividend disbursing agency related services. For such services, each Portfolio pays the Transfer Agent a monthly fee at an annual rate of .20 of 1% of average daily net assets. For the six months ended October 31, 1999, the Transfer Agent voluntarily waived $7,604 of its transfer agent fees for the Municipal Portfolio.

The Investment Manager or its affiliates intend to waive fees and/or reimburse expenses so that each Portfolio's annual expense ratio will not exceed .75% for the Money Market Portfolio, .75% for the U.S. Government Portfolio and .74% for the Municipal Portfolio through January 31, 2000.

Each Director who is not an "interested person" as defined in the Act, who serves on the Board of Directors/Trustees of one or more funds in the "Fund Complex" (which includes the Fund, TD Waterhouse Family of Funds, Inc. and TD Waterhouse Trust), receives:

1.   a base annual retainer of $12,000, payable quarterly.
2. a supplemental annual retainer of $5,000, if serving on the Board of Directors/Trustees of more than one fund in the Fund Complex (with TD Waterhouse Family of Funds, Inc. and TD Waterhouse Trust treated as one fund for this purpose), and
3.   a meeting fee of $2,000 for each meeting attended.

Compensation is allocated between the companies and among the respective portfolios.

--------------------------------------------------------------------------------
12


------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                    October 31, 1999 (Unaudited)

PRINCIPAL                                                                                         ANNUALIZED
 AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                CORPORATE OBLIGATIONS

                ASSET-BACKED OBLIGATIONS--16.9%
$ 10,000,000    ANRC Auto Owner Trust Ser. 1999-A, Cl. A-1, 6.17%, due 10/16/00 (Insured: MBIA)           6.17       $   10,000,000
   5,500,000    Bavaria TRR Corp., due 1/28/00 (LOC: Bayerische Hypo -und Vereinsbank, S.A.) (Note E)     5.99            5,421,484
  26,500,000    Citibank Capital Markets Assets LLC, due 2/18/00 (Counterparty: Citibank, N.A.)           5.95           26,034,630
  25,000,000    Corporate Asset Funding Co., Inc., VRN, due 1/25/00 (Note A, E)                           5.93           24,657,639
   7,445,436    IKON Receivables, LLC, 5.11%, due 6/15/00 (Insured: AMBAC) (Note E)                       5.11            7,445,436
  10,000,000    IKON Receivables, LLC, Ser 99-2, Cl. A-1, 6.14%, due 10/16/00 (Insured: AMBAC) (Note E)   6.14           10,000,000
   7,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 5.46%, VRN, due 11/12/99 (Note A, E)             5.57            6,994,056
  35,000,000    Liberty Lighthouse U.S. Capital Co. LLC, 6.18%, VRN, due 4/10/00 (Note A, E)              6.18           35,000,000
  10,000,000    Park Avenue Receivables Corp., 5.46%, VRN, due 11/13/99 (LIQ: 10% Chase Manhattan Bank)
                 (Note A, E)                                                                              5.46           10,000,000
  15,000,000    RACERS Series 1999-16, 5.42%, VRN, due 11/2/99 (GTY: National Westminster Bank PLC)
                 (Note A, E)                                                                              5.42           15,000,000
                                                                                                                     --------------
                                                                                                                        150,553,245
                                                                                                                     --------------

                BROKER/DEALER OBLIGATIONS--15.2%
   5,000,000    Bear Stearns Cos., Inc., 5.52%, VRN, due 11/10/99 (Note A)                                5.43            5,001,578
   5,000,000    Bear Stearns Cos., Inc., 5.51%, VRN, due 11/12/99 (Note A)                                5.43            5,002,303
   5,000,000    Bear Stearns Cos., Inc., 5.58%, VRN, due 11/23/99 (Note A)                                5.62            4,998,055
   5,000,000    Bear Stearns Cos., Inc., 5.58%, VRN, due 11/29/99 (Note A)                                5.58            5,000,000
  25,000,000    Bear Stearns Cos., Inc., 5.51%, VRN, due 12/16/99 (Note A)                                5.51           25,000,000
  30,000,000    Goldman Sachs Group, L.P., 6.33%, VRN, due 1/7/00 (Note A, E)                             6.14           30,010,313
   5,000,000    Goldman Sachs Group, L.P., 6.27%, VRN, due 1/13/00 (Note A, E)                            6.21            5,000,633
   1,000,000    Merrill Lynch & Co., Inc., 5.68%, VRN, due 11/22/99 (Note A)                              5.51            1,000,521
  19,000,000    Merrill Lynch & Co., Inc., 5.59%, VRN, due 12/10/99 (Note A)                              5.47           19,007,963
  10,000,000    Merrill Lynch & Co., Inc., 6.26%, VRN, due 1/18/00 (Note A)                               6.15           10,004,880
  25,000,000    Morgan Stanley, Dean Witter, Discover & Co., 5.59%, VRN, due 12/2/99 (Note A)             5.47           25,009,804
                                                                                                                     --------------
                                                                                                                        135,036,050
                                                                                                                     --------------


                FINANCE & INSURANCE OBLIGATIONS--12.8%
   5,000,000    American General Finance Corp., 7.125%, due 12/1/99                                       5.02            5,007,981
   1,000,000    Associates Corp. of N.A., 7.47%, due 3/27/00                                              5.16            1,008,908
   2,850,000    Associates Corp. of N.A., 7.125%, due 5/15/00                                             5.15            2,878,892
   9,530,000    Ford Motor Credit, 8.625%, due 1/24/00                                                    5.42            9,592,023
  10,000,000    General Motors Acceptance Corp., VRN, 5.37%, due 11/2/99 (Note A)                         5.40            9,999,012
  19,000,000    GMAC Australia Finance, 5.53%, VRN, due 11/15/99 (Note A)                                 5.43           19,003,957
   5,000,000    GMAC Australia Finance, 5.55%, VRN, due 11/19/99 (Note A)                                 5.45            5,002,873
   2,000,000    International Lease Finance Corp., 5.75%, due 12/15/99                                    5.04            2,001,471
  11,160,000    Norwest Financial, Inc., 6.05%, due 11/19/99                                              5.35           11,164,790
  25,000,000    Sigma Finance Inc., due 2/10/00 (Note E)                                                  5.95           24,593,194
   3,000,000    Sigma Finance Inc., 5.19%, due 2/25/00 (Note E)                                           6.05            2,990,101
   5,839,000    Toyota Motor Credit Corp., 5.75%, due 12/20/99 (KWA: Toyota Motor Corp.)                  5.11            5,842,444
  15,000,000    Xerox Credit Corp., 5.32%, due 3/31/00                                                    5.35           14,998,382
                                                                                                                     --------------
                                                                                                                        114,084,028
                                                                                                                     --------------

                INDUSTRIAL & OTHER OBLIGATIONS--1.7%
   5,000,000    PepsiCo, Inc., 6.80%, due 5/15/00                                                         5.40            5,035,412
  10,000,000    Southern California Edison Co., VRN, 5.51%, due 11/26/99 (Note A)                         5.51           10,000,000
                                                                                                                     --------------
                                                                                                                         15,035,412
                                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                                  13


------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                    October 31, 1999 (Unaudited)

PRINCIPAL                                                                                         ANNUALIZED
 AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                LOAN PARTICIPATIONS--4.5%
$ 40,000,000    Four Times Square Partners, L.P., 5.58%, due 12/2/99 (GTY: Prudential Ins. Co. of America;
                Other support:  Chase Manhattan Bank) (Note B)                                            5.58       $   40,000,000
                                                                                                                     --------------

                TOTAL CORPORATE OBLIGATIONS--51.1%                                                                       454,708,735
                                                                                                                     --------------

                BANK OBLIGATIONS

                BANK NOTES--15.7%
  25,000,000    American Express Centurion Bank, 5.36%, VRN, due 11/3/99 (Note A)                         5.36           25,000,000
   5,000,000    Branch Banking & Trust Co., 5.46%, VRN, due 11/2/99 (Note A)                              5.73            4,996,864
  35,000,000    Branch Banking & Trust Co., 5.48%, VRN, due 11/2/99 (Note A)                              5.53           34,993,949
   3,000,000    Credit Suisse First Boston, 6.54%, VRN, due 3/3/00 (Note A)                               5.93            3,006,083
   2,000,000    FCC National Bank, 6.10%, due 12/6/99                                                     5.05            2,001,804
  15,000,000    Fleet National Bank, 5.47%, VRN, due 11/2/99 (Note A)                                     5.52           14,996,875
  20,000,000    Fleet National Bank, 5.47%, VRN, due 11/2/99 (Note A)                                     5.53           19,995,833
   9,000,000    J.P. Morgan & Co. Inc., 5.30%, due 3/13/00                                                5.72            8,986,449
   1,000,000    Mellon Financial Co., 7.62%, due 11/15/99 (GTY: Mellon Bank Corp.)                        5.50            1,000,713
   5,000,000    U.S. Bancorp, 5.47%, VRN, due 11/29/99 (Note A)                                           5.38            5,002,156
  20,000,000    Wells Fargo & Co., 5.38%, VRN, due 12/29/99 (Note A)                                      5.46           19,993,440
                                                                                                                     --------------
                                                                                                                        139,974,166
                                                                                                                     --------------

                DOMESTIC BANK SUPPORTED OBLIGATIONS--0.3%
   2,500,000    CEGW, Inc. Tax. Notes Ser. 1999 VRDN 5.50%, due 11/1/99 (LOC: Credit Suisse First
                Boston) (Note C)                                                                          5.42            2,500,000
                                                                                                                     --------------

                FOREIGN BANK SUPPORTED OBLIGATIONS--19.2%
  10,000,000    Banco del Istmo, due 1/14/00 (LOC: Barclays Bank PLC)                                     6.02            9,878,722
   5,000,000    Banco Itau S.A., due 3/13/00 (LOC: Barclays Bank PLC)                                     5.99            4,892,492
  10,000,000    BOS International Australia, Ltd. VRDN 5.31%, due 12/1/99 (GTY: Bank of Scotland)         5.36            9,998,420
                (Note C)
  10,000,000    Comision Federal de Electricidad, Series A, due 3/27/00 (LOC: WestDeutsche Landesbank)    6.00            9,762,350
  10,000,000    COSCO (Cayman) Funding Co., due 11/18/99 (LOC: Rabobank Nederland) (Note E)               5.48            9,974,358
  15,000,000    COSCO (Cayman) Funding Co., due 11/18/99 (LOC: Rabobank Nederland) (Note E)               5.47           14,961,537
   5,141,000    CSN Overseas, Ser. B, due 1/18/00 (LOC: Banco Santander)                                  6.01            5,071,533
   7,585,000    CSN Overseas, Ser. A, due 1/18/00 (LOC: Barclays Bank PLC)                                6.02            7,488,039
  15,000,000    CSN Overseas, Ser. A, due 3/2/00 (LOC: Barclays Bank PLC)                                 5.97           14,704,658
  10,000,000    ED&F Man Finance, Inc., due 12/8/99 (LOC: Rabobank Nederland)                             5.48            9,944,500
  25,000,000    Formosa Plastics Corp., USA, Series B, due 3/24/00 (LOC: Bank of America, N.A.)           5.98           24,420,000
   5,000,000    Garanti Funding Corp., Ser. I, due 6/6/00 (LOC: Bayerische Hypo -und Vereinsbank, S.A.)   6.07            4,823,481
  13,370,000    Holy Cross Health Systems Corp., Ser. 1996, due 2/9/00 (LOC: KBC Bank NV, Northern
                Trust Co.)                                                                                5.93           13,156,080
   2,910,000    St. Francis Place LP Tax. MFH VRDN (St. Francis Place) Ser. 98, 5.49%, due 11/4/99
                (LOC: Credit Suisse First Boston) (Note C)                                                5.42            2,910,000
  10,000,000    Transportadora de Gas del Sur, S.A., due 3/28/00 (LOC: Dresdner Bank AG)                  6.16            9,753,333
  20,000,000    Unibanco-Uniao de Bancos Brasileiros, Ser. A, due 7/13/00 (LOC: WestDeutsche Landesbank)  6.09           19,184,000
                                                                                                                     --------------
                                                                                                                        170,923,503
                                                                                                                     --------------

                YANKEE BANK CERTIFICATES OF DEPOSIT--7.9%
  10,000,000    Bayerische Hypo -und Vereinsbank AG VRN 5.33%, due 11/26/99 (Note A)                      5.38            9,997,620
  10,000,000    Commerzbank AG, 5.17%, due 4/24/00                                                        5.22            9,997,693
  15,000,000    Deutsche Bank AG, 5.36%, due 5/22/00                                                      5.42           14,995,993
  15,000,000    Societe Generale VRN 5.33%, due 11/3/99 (Note A)                                          5.38           14,997,488
  20,000,000    Societe Generale VRN 5.02%, due 1/14/00 (Note A)                                          5.27           19,986,257
                                                                                                                     --------------
                                                                                                                         69,975,051
                                                                                                                     --------------

                TOTAL BANK OBLIGATIONS--43.1%                                                                           383,372,720
                                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
14

------------------------------------------------------------------------------------------------------------------------------------
                                            NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                          MONEY MARKET PORTFOLIO o SCHEDULE OF INVESTMENTS
                                                    October 31, 1999 (Unaudited)

PRINCIPAL                                                                                         ANNUALIZED
 AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                TAXABLE MUNICIPAL OBLIGATIONS
$  3,400,000    Delaware Cty. Auth. (PA) College Rev. Bonds (Eastern College) Ser. 1999A VRDN, 5.50%,
                due 11/3/99 (LOC:  Allied Irish Banks PLC) (Note C)                                       5.42    $       3,400,000
   9,600,000    Dutchess Cty. (NY) Resource Recovery Agency Rev. Bonds, Taxable, Ser. 1998-A,
                due 11/15/99 (SBPA: Landesbank Hessen Thuringen, Credit Support: MBIA)                    5.00            9,602,855
   5,000,000    Texas State Taxable GO Veterans Land Board, Ser. B, 5.85%, due 12/1/99                    5.36            5,001,240
                                                                                                                  -----------------
                TOTAL TAXABLE MUNICIPAL OBLIGATIONS--2.0%                                                                18,004,095
                                                                                                                  -----------------

                REPURCHASE AGREEMENT--3.2%
  27,944,000    ABN AMRO, Inc.
                ~dated 10/29/99, due 11/1/99, in the amount of $27,956,389
                ~fully collateralized by $30,502,812 FNMA mortgage backed bond, 6.5%,
                 due 5/1/29, value $28,502,881                                                            5.32           27,944,000
                                                                                                                  -----------------

                TOTAL INVESTMENTS--99.4%                                                                                884,029,550

                OTHER ASSETS AND LIABILITIES, NET--0.6%                                                                   5,247,115
                                                                                                                  -----------------

                NET ASSETS--100.0%                                                                                $     889,276,665
                                                                                                                  =================



                       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.


------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------

                                       NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                    U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                               October 31, 1999 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                FEDERAL FARM CREDIT BANK--5.2%
$ 30,000,000    Notes, 5.16%, due 11/3/99 (Note A)                                                        5.20       $   29,994,118
   9,500,000    Notes, 5.22%, due 12/1/99                                                                 5.32            9,498,733
                                                                                                                     --------------
                                                                                                                         39,492,851
                                                                                                                     --------------

                FEDERAL HOME LOAN BANK--32.8%
  75,000,000    Notes, 5.35%, due 11/4/99 (Note A)                                                        5.41           74,983,048
  26,500,000    Notes, 5.58%, due 11/4/99 (Note A)                                                        5.58           26,499,775
  25,000,000    Notes, 8.35%, due 11/10/99                                                                5.17           25,018,156
  30,000,000    Notes, 5.21%, due 11/12/99 (Note A)                                                       5.30           29,986,553
  10,000,000    Notes, 5.94%, due 11/12/99                                                                4.95           10,002,623
   5,000,000    Notes, 4.89%, due 2/4/00                                                                  5.65            4,988,533
   1,000,000    Notes, 7.58%, due 2/10/00                                                                 5.35            1,005,671
  20,000,000    Notes, 5.15%, due 3/8/00                                                                  5.20           19,995,314
  20,000,000    Notes, 5.16%, due 3/8/00                                                                  5.23           19,995,174
   5,000,000    Notes, 7.01%, due 4/20/00                                                                 5.44            5,034,442
  10,000,000    Notes, 5.05%, due 4/26/00                                                                 5.03            9,999,903
   3,000,000    Notes, 5.01%, due 4/28/00                                                                 5.82            2,987,173
   1,000,000    Notes, 5.15%, due 5/17/00                                                                 5.75              995,886
   1,860,000    Notes, 5.12%, due 5/19/00                                                                 5.74            1,853,261
  10,000,000    Notes, 5.53%, due 7/12/00                                                                 5.86            9,974,273
   5,720,000    Notes, 5.56%, due 7/14/00                                                                 5.84            5,707,207
                                                                                                                     --------------
                                                                                                                        249,026,992
                                                                                                                     --------------

                FEDERAL HOME LOAN MORTGAGE CORP.--7.9%
  15,000,000    Discount Notes, due 1/20/00                                                               5.62           14,817,000
  10,000,000    Discount Notes, due 1/27/00                                                               5.66            9,866,116
  10,000,000    Discount Notes, due 3/16/00                                                               5.70            9,791,251
  25,000,000    Discount Notes, due 3/16/00                                                               5.68           24,478,127
       7,360    Mortgage Pool G50332, 7.00%, due 11/1/99                                                  4.90                7,360
   1,100,000    Notes, 6.54%, due 5/19/00                                                                 5.74            1,104,265
                                                                                                                     --------------
                                                                                                                         60,064,119
                                                                                                                     --------------

                FEDERAL NATIONAL MORTGAGE ASSOCIATION--37.5%
  15,000,000    Discount Notes, due 12/13/99                                                              5.17           14,911,800
  15,000,000    Mortgage-backed Discount Notes, due 11/1/99                                               5.23           15,000,000
  15,000,000    Mortgage-backed Discount Notes, due 11/2/99                                               5.19           14,997,867
  20,000,000    Mortgage-backed Discount Notes, due 12/1/99                                               4.97           19,911,000
  20,000,000    Mortgage-backed Discount Notes, due 12/1/99                                               5.41           19,920,000
  25,000,000    Mortgage-backed Discount Notes, due 2/1/00                                                5.67           24,644,778
  15,000,000    Mortgage-backed Discount Notes, due 5/1/00                                                5.85           14,573,817
  35,000,000    Notes, 5.43%, due 11/4/99 (Note A)                                                        5.46           34,990,447
  15,000,000    Notes, 5.16%, due 11/10/99 (Note A)                                                       5.22           14,995,303
  10,000,000    Notes, 5.81%, due 11/12/99                                                                4.96           10,002,207
  25,000,000    Notes, 5.22%, due 11/15/99 (Note A)                                                       5.28           24,994,744
   7,000,000    Notes, 7.68%, due 11/22/99                                                                5.15            7,009,417
  25,000,000    Notes, 5.22%, due 11/24/99 (Note A)                                                       5.29           24,993,164
  10,000,000    Notes, 5.31%, due 12/23/99 (Note A)                                                       5.37            9,997,460
   1,150,000    Notes, 9.05%, due 4/10/00                                                                 5.70            1,165,997
   5,500,000    Notes, 5.65%, due 6/12/00                                                                 5.48            5,504,806
   7,500,000    Notes, 5.46%, due 6/21/00                                                                 5.45            7,500,000
  20,000,000    Notes, 5.62%, due 8/9/00                                                                  5.79           19,974,882
                                                                                                                     --------------
                                                                                                                        285,087,689
                                                                                                                     --------------
------------------------------------------------------------------------------------------------------------------------------------
16

------------------------------------------------------------------------------------------------------------------------------------

                                       NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                    U.S. GOVERNMENT PORTFOLIO o SCHEDULE OF INVESTMENTS
                                               October 31, 1999 (Unaudited)
   PRINCIPAL                                                                                          ANNUALIZED
    AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                STUDENT LOAN MARKETING ASSOCIATION--13.2%
$ 20,000,000    Notes, 5.82%, due 11/2/99 (Note A)                                                        5.79   $       19,990,308
  25,000,000    Notes, 5.82%, due 11/2/99 (Note A)                                                        5.83           24,977,807
  25,000,000    Notes, 5.84%, due 11/2/99 (Note A)                                                        5.81           24,990,260
  30,000,000    Notes, 5.84%, due 11/2/99 (Note A)                                                        5.79           29,992,035
                                                                                                                     --------------
                                                                                                                         99,950,410
                                                                                                                     --------------

                REPURCHASE AGREEMENT--2.8%
  21,075,000    ABN AMRO Inc.
                ~dated 10/29/99, due 11/1/99, in the amount of $21,084,343
                ~fully collateralized by $23,091,756 FNMA mortgage backed bond, 6.0%,
                 due 10/1/29, value $21,496,501                                                           5.32           21,075,000
                                                                                                                     --------------

                TOTAL INVESTMENTS--99.4%                                                                                 754,697,061

                OTHER ASSETS AND LIABILITIES, NET--0.6%                                                                    4,364,748
                                                                                                                     --------------

                NET ASSETS--100.0%                                                                                 $     759,061,809
                                                                                                                     ==============


                       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
                                       NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                               October 31, 1999 (Unaudited)

PRINCIPAL                                                                                          ANNUALIZED
 AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

                MUNICIPAL OBLIGATIONS:

                CALIFORNIA--2.30%
$  1,000,000    California School Cash Reserve Prog. Auth., Ser. A, 4.00%, due 7/3/00                     3.10      $     1,005,841
                                                                                                                     --------------

                DISTRICT OF COLUMBIA--5.03%
     200,000    District of Columbia GO Bonds, 7.10%, due 6/1/00 (Insured: FSA)                           3.55              204,020
   2,000,000    District of Columbia Water & Sewer Rev. Bonds (Eagle Trust Certs.)
                VRDN, 3.54% (LIQ: Citibank) (Note C)                                                      3.54            2,000,000
                                                                                                                     --------------
                                                                                                                          2,204,020
                                                                                                                     --------------

                FLORIDA--2.28%
   1,000,000    Sunshine St. Governmental Fin. Comm. Rev. Notes, Ser. B, 3.50%, due 12/6/99
                (SBPA: Canadian Imperial Bank of Commerce)                                                3.50            1,000,000
                                                                                                                     --------------

                ILLINOIS--7.42%
     250,000    Berwyn Rev. Bonds (MacNeal Memorial Hosp. Association Proj.) 4.50%,
                due 6/1/00 (Insured: AMBAC)                                                               3.50              251,414
     800,000    Illinois Dev. Fin. Auth. (Kindlon Partners Proj.) VRDN, 3.59%
                (LOC: LaSalle National Bank) (Note C)                                                     3.59              800,000
   1,000,000    Illinois Dev. Fin. Auth. (Illinois Power Co. Proj.) VRDN, 3.60%
                (LOC: First National Bank Chicago) (Note C)                                               3.60            1,000,000
   1,000,000    Illinois Health Care Auth. Rev. Bonds (Southern IL Health Care) Ser 1998B VRDN, 3.55%
                (SBPA: First National Bank Chicago) (Note C)                                              3.55            1,000,000
     200,000    Will Cty. SD #122, Ser. B, 4.75%, due 11/1/99 (Insured: AMBAC)                            3.20              200,000
                                                                                                                     --------------
                                                                                                                          3,251,414
                                                                                                                     --------------

                INDIANA--2.28%
   1,000,000    Indiana Bond Bank Rev. Bonds, 3.10%, due 2/1/00 (Insured: AMBAC)                          3.10            1,000,000
                                                                                                                     --------------

                KENTUCKY--7.08%
     400,000    Mayfield Multi-City Lease Rev. Bonds (Kentucky League of Cities Pooled Lease Fin. Prog.)
                Ser. 1996 VRDN, 3.65% (LOC: PNC Bank) (Note C)                                            3.65              400,000
   2,000,000    Pendleton Cty. (Kentucky Assoc. of Counties Lease Trust Prog.) Ser. 1989, 3.55%,
                due 12/7/99 (LOC: Commonwealth Bank of Australia)                                         3.55            2,000,000
     700,000    Pulaski Cty. Solid Waste Rev. Bonds (National Rural - Eastern KY Power) Ser. B,
                3.55%, put 2/15/00                                                                        3.55              700,000
                                                                                                                     --------------
                                                                                                                          3,100,000
                                                                                                                     --------------

                LOUISIANA--6.39%
   2,000,000    Jefferson Parish IDR Rev. Bonds (George J. Ackel Sr. Proj.) VRDN, 3.60%
                (LOC: Regions Bank) (Note C)                                                              3.60            2,000,000
     800,000    Placquemines Parish Env. Rev. Bonds (BP Exploration & Oil Proj.) Ser. 1995 VRDN,
                3.60% (Note C)                                                                            3.60              800,000
                                                                                                                     --------------
                                                                                                                          2,800,000
                                                                                                                     --------------

                MASSACHUSETTS--3.68%
     250,000    Carver GO Bonds, 4.15%, due 8/15/00 (Insured: FSA)                                        4.00              250,278
     460,000    Massachusetts IDA Rev. Bonds (Hazen Paper Co.) VRDN, 3.65% (LOC: Bank of Boston) (Note C) 3.65              460,000
     400,000    Massachusetts IDA Rev. Bonds (October Co. Inc. Proj.) VRDN, 3.65% (LOC: Bank of Boston)
                (Note C)                                                                                  3.65              400,000
     500,000    Worchester GO BAN, 4.40%, due 8/30/00                                                     3.85              502,201
                                                                                                                     --------------
                                                                                                                          1,612,479
                                                                                                                     --------------

                MINNESOTA--0.41%
     180,000    Minnesota HFA Rev. Bonds, 4.50%, due 2/1/00 (Insured:AMBAC)                               3.30              180,526
                                                                                                                     --------------
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18

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                                       NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                               October 31, 1999 (Unaudited)

PRINCIPAL                                                                                          ANNUALIZED
 AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------
                MISSOURI--4.60%
$  1,600,000    Missouri Env. Imp. & Energy Res. Auth. (Assoc. Elec. Coop.) Ser. 93M VRDN, 3.60%
                (GTY: CFC National Rural) (Note C)                                                        3.60  $         1,600,000
     400,000    Phelps Cty. Hosp. Rev. Bonds (Phelps Cty. Regional Med. Center) 8.30%, due 3/1/00,
                prerefunded @ 102 (Note D)                                                                3.20              414,501
                                                                                                                     --------------
                                                                                                                          2,014,501
                                                                                                                     --------------

                NEVADA--1.83%
     600,000    Clark Cty. IDR Bonds (Nevada Cogeneration Assoc. #2) VRDN, 3.60% (LOC: ABN-AMRO Bank)
                (Note C)                                                                                  3.60              600,000
     200,000    Henderson Cty. GO Bonds, Ser.A, 4.80%, due 5/1/00 (Insured: FGIC)                         3.50              201,259
                                                                                                                     --------------
                                                                                                                            801,259
                                                                                                                     --------------

                NEW YORK--1.58%
     265,000    New York State Med. Care Rev. Bonds (St. Lukes Hosp.)
                Ser. B, 7.40%, due 2/15/00, prerefunded @ 102 (Note D)                                    4.00              272,763
     415,000    North Hempstead GO Bonds, Ser. A, 5.50%, due 2/15/00 (Insured: FGIC)                      3.20              417,686
                                                                                                                     --------------
                                                                                                                            690,449
                                                                                                                     --------------

                NORTH DAKOTA--0.86%
     375,000    North Dakota Bldg. Auth. Rev. Bonds, Ser. A, 5.00%, due 12/1/99 (Insured: FSA)            3.35              375,495
                                                                                                                     --------------

                OHIO--3.31%
   1,450,000    Ohio Hsg. Rev. Bonds, Ser. CMC2, VRDN, 3.60% (LIQ: Chase Manhattan Bank) (Note C)         3.60            1,450,000
                                                                                                                     --------------

                PENNSYLVANIA--6.08%
   1,950,000    Pennsylvania EDA Rev. Bonds (Anro Inc. Proj.) VRDN, 3.65%,
                (LOC: First Union National Bank) (Note C)                                                 3.65            1,950,000
     500,000    Venango IDA (Scrubgrass Proj.) Ser. 1990A, 3.85%, due 2/11/00
                (LOC: National Westminster Bank)                                                          3.85              500,000
     215,000    Williamsport Sanitation Auth. Sewer Rev. Bonds, 4.05%, due 12/1/99 (Insured: FGIC)        3.80              215,037
                                                                                                                     --------------
                                                                                                                          2,665,037
                                                                                                                     --------------

                SOUTH CAROLINA--0.46%
     200,000    Anderson Cty. Hosp. Fac. Rev. Bonds (Anderson Area Med. Ctr. Inc.), 4.40%,
                due 2/1/00 (Insured: MBIA)                                                                3.20              200,585
                                                                                                                     --------------

                SOUTH DAKOTA--4.56%
   2,000,000    South Dakota HDA (Homeownership Mortgage Bds.) Ser. 1998I, 3.20%, due 12/2/99             3.60            1,997,700
                                                                                                                     --------------

                TENNESSEE--7.17%
     400,000    McKenzie Cty. IDB Rev. Bonds (Noma Outdoor Products Inc. Proj.) VRDN, 3.60%
                (LOC: Wachovia Bank) (Note C)                                                             3.60              400,000
   1,400,000    Metropolitan Government Davidson Cty. (ABN-AMRO Munitops) Ser. 1999-1, 3.35%,
                put 5/3/00 (LIQ: ABN-AMRO)                                                                3.35            1,400,000
   1,100,000    Montgomery Cty. Pub. Bldg. Auth. Rev. Bonds (Montgomery Cty. Loan) VRDN, 3.60%
                (LOC: Nationsbank) (Note C)                                                               3.60            1,100,000
     240,000    Morgan Cty. GO Bonds, 4.25%, due 9/1/00 (Insured: AMBAC)                                  3.60              241,257
                                                                                                                     --------------
                                                                                                                          3,141,257
                                                                                                                     --------------

                TEXAS--14.62%
     200,000    Austin Util. Sys. Rev. Bonds, Ser. A, 9.50%, due 5/15/00, prerefunded @ 100 (Note D)      3.35              206,423
     350,000    Austin Util. Sys. Rev. Bonds, Ser. A, 10.00%, due 5/15/00, prerefunded @ 100 (Note D)     3.65              361,605
     500,000    Cypress-Fairbanks ISD Rev. Bonds, 6.30%, due 2/15/00                                      3.20              504,365
     250,000    Garland Utility Systems Rev. Bonds, 5.70%, due 3/1/00 (Insured: AMBAC)                    3.30              251,933
     400,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1993 VRDN, 3.60% (Note C)                                                            3.60              400,000

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                                       NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.
                                       MUNICIPAL PORTFOLIO o SCHEDULE OF INVESTMENTS
                                               October 31, 1999 (Unaudited)

PRINCIPAL                                                                                          ANNUALIZED
 AMOUNT                                                                                             YIELD (%)               VALUE
------------------------------------------------------------------------------------------------------------------------------------

$  1,500,000    Gulf Coast Waste Disposal Auth. Solid Waste Rev. Bonds (Amoco Oil Proj.)
                Ser. 1994 VRDN, 3.60% (Note C)                                                            3.60    $       1,500,000
     250,000    Irving ISD GO Bonds, 4.70%, due 2/15/00                                                   3.20              251,055
   1,000,000    San Marcos IDC Rev. Bonds (TB Woods Inc.Proj.) VRDN, 3.70% (LOC: PNC Bank) (Note C)       3.70            1,000,000
     925,000    Texas Dept. of Hsg. & Comm. Affairs, Ser. B, 3.35%, due 12/8/99 (LIQ: FGIC)               3.35              925,000
   1,000,000    Texas TRAN,  4.50%, due 8/31/00                                                           3.69            1,006,422
                                                                                                                     --------------
                                                                                                                          6,406,803
                                                                                                                     --------------

                VARIOUS STATES--3.33%
   1,458,890    Pitney Bowes Credit Corp. Leasetops Muni Trust, VRDN Ser. 1998-2, 3.88%,
                (LIQ: Pitney Bowes Credit Corp.) (Note C)                                                 3.88            1,458,890
                                                                                                                     --------------

                VIRGINIA--6.85%
   1,100,000    Isle of Wight IDA Rev. Bonds (Smithfield Ham & Produce Co.) VRDN, 3.70%
                (LOC: Nationsbank) (Note C)                                                               3.70            1,100,000
     400,000    King George Cty. IDA Rev. Bonds (Birchwood Power Proj.) Ser. 1997 VRDN, 3.60%
                (LOC: Credit Suisse) (Note C)                                                             3.60              400,000
   1,500,000    Virginia HDA Trust Ser. A2, VRDN, 3.70% (LIQ: Commerzbank) (Note C)                       3.70            1,500,000
                                                                                                                     --------------
                                                                                                                          3,000,000
                                                                                                                     --------------

                WASHINGTON--4.37%
     200,000    King & Snohomish Ctys. GO Bonds (SD # 417), Ser. B, 5.70%, due 12/1/99 (Insured: FGIC)    3.20              200,400
   1,465,000    Washington Hsg. Rev. Bonds (Nikkei Concerns Proj.) VRDN, 3.50% (LOC: U.S. Bank) (Note C)  3.50            1,465,000
     250,000    Washington Motor Vehicle Fuel Tax GO Bonds, 4.75%, due 9/1/00                             3.90              251,713
                                                                                                                     --------------
                                                                                                                          1,917,113
                                                                                                                     --------------

                WEST VIRGINIA--2.28%
   1,000,000    West Virginia Public Energy Auth. (Morgantown Energy Assoc. Proj.) Ser. 1989A,
                3.55%, due 11/5/99 (LOC: Union Bank of Switzerland)                                       3.55            1,000,000
                                                                                                                     --------------

                WISCONSIN--0.50%
     220,000    Colby SD GO Bonds, 3.75%, due 6/1/00 (Insured: FSA)                                       3.70              220,060
                                                                                                                     --------------

                TOTAL MUNICIPAL OBLIGATIONS--99.27%                                                                      43,493,429

                OTHER ASSETS AND LIABILITIES, NET--0.73%                                                                    317,774
                                                                                                                     --------------

                NET ASSETS--100.00%                                                                              $       43,811,203
                                                                                                                     ==============


                       PLEASE SEE ACCOMPANYING NOTES TO THE SCHEDULES OF INVESTMENTS AND FINANCIAL STATEMENTS.

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--------------------------------------------------------------------------------
                  NATIONAL INVESTORS CASH MANAGEMENT FUND, INC.


                        NOTES TO SCHEDULE OF INVESTMENTS
                          October 31, 1999 (Unaudited)


(A) Variable rate securities. The rates shown are the current rates on October 31, 1999. Dates shown represent the next interest reset date.

(B) This obligation was acquired for investment, not with intent to distribute or sell. It is restricted as to public resale. This obligation was acquired at a cost of par. On October 31, 1999, the value of this security, valued at amortized cost, is $40,000,000 representing 4.5% of net assets of the Money Market Portfolio.

(C) Securities payable on demand. The interest rate, which is subject to change, is based upon bank prime rates or an index of market rates.

(D) Bonds which are prerefunded or escrowed to maturity are collateralized by U.S. Government securities which are held in escrow and are used to pay principal and interest on the municipal issue and to retire the bonds in full at the earliest refunding date.

(E) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At October 31, 1999, these securities amounted to $202,945,436 or 22.82% of net assets of the Money Market Portfolio.




                          DESCRIPTION OF ABBREVIATIONS

AMBAC     American Municipal Bond Assurance Corporation
BAN       Bond Anticipation Note
EDA       Economic Development Authority
FGIC      Financial Guaranty Insurance Company
FNMA      Federal National Mortgage Association
FSA       Financial Security Assurance Inc.
GO        General Obligation
GTY       Guarantee
HDA       Housing Development Authority
HFA       Housing Finance Authority
IDA       Industrial Development Authority
IDB       Industrial Development Board
IDC       Industrial Development Corporation
IDR       Industrial Development Revenue Bond
ISD       Independent School District
KWA       Keep Well Agreement
LIQ       Liquidity Agreement
LOC       Letter of Credit
MBIA      Municipal Bond Investors Assurance Insurance Corporation
MFH       Multi-Family Housing
SBPA      Standby Bond Purchase Agreement
SD        School District
TRAN      Tax Revenue Anticipation Note
VRDN      Variable Rate Demand Note
VRN       Variable Rate Notes


This Report has been prepared for shareholders and may be distributed to others only if preceded or accompanied by a current prospectus.

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